Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Credit exposure	$ 756,150	$ 715,622
Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	620,447	571,385
Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	312,778	300,395
Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	73,659	74,049
Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,232	9,940
Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	131,486	125,401
Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	98,401	91,005
Canada [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	444,317	431,917
Canada [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	248,795	238,335
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	47,815	45,433
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	9,208	9,880
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	130,544	124,625
Canada [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	61,228	58,397
United States [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	120,286	99,063
United States [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	42,953	41,912
United States [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	13,526	16,358
United States [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10	10
United States [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	510	386
United States [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	28,907	25,158
Other countries [member] | Credit risk [member] | On-balance sheet [member] | Major assets [member]
Disclosure of credit risk exposure [line items]
Credit exposure	55,844	40,405
Other countries [member] | Credit risk [member] | Off-balance sheet [member]
Disclosure of credit risk exposure [line items]
Credit exposure	21,030	20,148
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Financial institutions counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,318	12,258
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Governments counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	14	50
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Retail Counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	432	390
Other countries [member] | Credit risk [member] | Off-balance sheet [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 8,266	$ 7,450